MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO                ANNUAL REPORT

                                                               February 16, 1999

Dear Contract Owner,

We are pleased to present you with the first annual report for the Mitchell Hutchins Series Trust -- Small Cap Portfolio, from commencement of operations on September 28, 1998 through December 31, 1998.

MARKET REVIEW
----------------------------------------------------------------------------
[BARS ICON]
The U.S. market experienced both positives and negatives during the first half of 1998: stable interest rates and low inflation on one hand, and the continuing Asian crisis and worries about corporate earnings on the other. The market became extremely volatile in August when investors pulled money out of stocks in response to increased global uncertainty. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial-services stocks as investors backed away from potential credit quality and liquidity problems. Weakness in global markets also hurt U.S. companies sensitive to export growth.

   The stock market rallied, however, after the Federal Reserve cut interest rates in September, October and November, and other central banks followed suit in anticipation of the new euro currency. Many sectors that had lagged from August through October -- especially technology and financial services -- rebounded by year-end. The S&P 500 Index gained 28.6% for the full year -- its fourth straight year of gains over 20%. In addition, the rally broadened beyond the largest 20 or so stocks in the Index to include some mid- and small-capitalization stocks.

OUTLOOK

[ARROW ICON]
We look for real economic growth of about 2%, low inflation of about 1.8% and modest corporate earnings growth of 4-5% in 1999. In the slow growth, low inflation environment we have forecast for 1999, we do not expect another 20% market gain; we believe market returns in the high single digits are likely. We believe 1999 performance will be driven by a broader group of stocks, and we look for gains in more small- to mid-size companies. Given our lowered return expectations, we think stock selection in 1999 will be more important than it was last year.

PORTFOLIO REVIEW
----------------------------------------------------------------------------
    The Portfolio returned 30.36% for the first three months of operation, outperforming both the S&P 600 Index return of 17.59% and the Russell 2000 Index return of 16.31%. Size was everything during that period: the largest of the small-capitalization stocks outperformed the smallest, and the Portfolio's emphasis on smaller issues hurt its return. The Portfolio was helped, however, by its

ANNUAL REPORT

overweighting in the consumer cyclical sector, which continues to benefit from strong consumer spending. The Portfolio's biggest holding as of December 31, 1998 was in the financial services sector: First Cash Inc. (3.0%),(1) a chain of pawn shops and check-cashing stores.

   Small-cap valuations currently are extraordinarily depressed in relative terms. The relative price-earnings ratio of small-cap stocks to large-cap stocks fell to 0.79 at year-end. This low ratio tells us that, based on next fiscal year earnings estimates, small-cap stocks are trading at about three-quarters of the level of large-cap stocks -- near historically low levels. In our opinion, current small-cap valuations leave plenty of room for growth.

TOP FIVE SECTORS(1)

------------------------------------------
Consumer Cyclicals                   33.0%
Capital Goods                        13.3
Healthcare                           12.7
Technology                           11.6
Financial Services                    9.5
------------------------------------------

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO ALEXANDER

MARGO ALEXANDER
President
Mitchell Hutchins Asset Management Inc.

(1) All weightings represent percentages of portfolio assets as of December 31, 1998. The Portfolio is actively managed and all weightings are subject to change.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO                ANNUAL REPORT

PERFORMANCE AT A GLANCE
----------------------------------------------------------------------------

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX AND THE S&P 600 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Small Cap Portfolio    Russell 2000 Index     S&P 600 Index
09/30/98                 $10,000               $10,000           $10,000
10/31/98                 $11,708               $10,408           $10,464
11/30/98                 $12,575               $10,953           $11,053
12/31/98                 $13,036               $11,631           $11,758

   The graph depicts the performance of the Small Cap Portfolio versus the Russell 2000 Index and the S&P 600 Index, from September 30, 1998 through December 31, 1998. It is important to note that the Small Cap Portfolio is a professionally managed mutual fund while the Indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

TOTAL RETURN, PERIOD ENDED 12/31/98

----------------------
Life*           30.36%
----------------------

* Life = return since commencement of operations on 9/28/98.

   Past performance does not guarantee future performance. Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

   The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Sources: Lipper Inc. and PaineWebber Inc.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1998

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--96.98%
AGRICULTURE, FOOD & BEVERAGE--3.21%
        6,598    Fresh America Corp.*..........   $     110,516
          700    Performance Food Group Co.*...          19,688
                                                  -------------
                                                        130,204
                                                  -------------
APPAREL, RETAIL--2.65%
          459    Fossil Inc.*..................          13,196
          725    Goody's Family Clothing
                   Inc.*.......................           7,273
        1,540    J. Baker, Inc. ...............           8,855
        1,124    Pacific Sunwear of California
                   Inc.*.......................          18,406
        7,356    Paul Harris Stores Inc.*......          59,767
                                                  -------------
                                                        107,497
                                                  -------------
APPAREL, TEXTILES--0.96%
        8,213    Florsheim Group Inc.*.........          39,012
                                                  -------------
BANKS--0.79%
          253    GBC Bancorp Inc.*.............           6,515
        1,012    Texas Regional Bankshares,
                   Inc. .......................          25,363
                                                  -------------
                                                         31,878
                                                  -------------
COMPUTER HARDWARE--1.87%
       10,119    Oshap Technologies Ltd. ......          75,892
                                                  -------------
COMPUTER SOFTWARE--6.32%
          300    AVT Corp.*....................           8,700
        1,200    Caere Corp.*..................          16,800
          500    Cotelligent Group Inc.*.......          10,656
          675    Dataworks Corp.*..............           7,045
          405    Engineering Animation Inc.*...          21,870
        2,500    Health Management Systems
                   Inc.*.......................          19,688
          600    Macromedia Inc.*..............          20,213
        1,000    Mapics Inc.*..................          16,500
          300    Open Text Corp.*..............           7,247
        2,288    Quadramed Corp.*..............          46,904
          607    SPSS Inc.*....................          11,457
        3,954    Tecnomatix Technologies
                   Ltd.*.......................          69,195
                                                  -------------
                                                        256,275
                                                  -------------
CONSTRUCTION--1.23%
          500    Dal-Tile International
                   Inc.*.......................           5,187
        1,106    Elcor Chemical Corp. .........          35,738
          729    Meritage Corp.*...............           9,021
                                                  -------------
                                                         49,946
                                                  -------------
CONSUMER DURABLES--1.02%
        2,445    CHS Electronics Inc.*.........          41,412
                                                  -------------
DEFENSE/AEROSPACE--0.67%
          405    Herley Industries Inc.*.......           4,860
        8,432    Smartalk Teleservices Inc.*...          22,398
                                                  -------------
                                                         27,258
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

DIVERSIFIED RETAIL--1.61%
        1,956    Bon Ton Stores Inc.*..........   $      14,915
        1,518    Shopko Stores Inc. ...........          50,473
                                                  -------------
                                                         65,388
                                                  -------------
DRUGS & MEDICINE--0.69%
          500    Polymedica Industries Inc.*...           4,625
        1,000    Theragenics Corp.*............          16,812
          500    Twinlab Corp.*................           6,563
                                                  -------------
                                                         28,000
                                                  -------------
ELECTRIC UTILITIES--0.47%
        1,800    Thermo Ecotek Corp.*..........          19,013
                                                  -------------
ELECTRICAL EQUIPMENT--6.83%
        1,000    Avid Technologies Inc.*.......          23,375
        4,969    Brown & Sharpe Manufacturing
                   Co.*........................          39,752
        3,592    Davox Corp.*..................          27,389
        2,530    DII Group Inc.*...............          58,190
          200    Gilat Satellite Networks
                   Ltd.*.......................          11,025
          500    Hutchinson Technology Inc.*...          17,812
        2,294    IFR Systems Inc.*.............          10,610
        1,878    Orbotech Ltd.*................          88,970
                                                  -------------
                                                        277,123
                                                  -------------
ELECTRICAL POWER--2.73%
        1,832    AFC Cable Systems Inc.*.......          61,601
        1,686    Hughes Supply Inc. ...........          49,315
                                                  -------------
                                                        110,916
                                                  -------------
ELECTRONIC COMPONENTS--1.87%
        3,639    DSP Group Inc.*...............          75,964
                                                  -------------
ENTERTAINMENT--1.63%
        2,550    Funco Inc.*...................          44,625
          675    Imax Corp.*...................          21,347
                                                  -------------
                                                         65,972
                                                  -------------
ENVIRONMENTAL SERVICES--0.49%
        5,498    Thermatrix Inc.* .............          19,930
                                                  -------------
FINANCIAL SERVICES--6.67%
        5,057    DVI Inc.*.....................          91,658
        8,933    First Cash Inc.*..............         127,854
          742    Imperial Credit Industries
                   Inc.*.......................           6,214
        1,875    Litchfield Financial Corp. ...          35,625
          550    Resource Bank Shares Mortgage
                   Group, Inc.*................           9,109
                                                  -------------
                                                        270,460
                                                  -------------
FOREST PRODUCTS, PAPER--1.77%
        1,282    Daisytek International
                   Corp.*......................          24,358

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONTINUED)

FOREST PRODUCTS, PAPER--(CONCLUDED)
        1,619    Greif Brothers Corp. .........   $      47,255
                                                  -------------
                                                         71,613
                                                  -------------
FREIGHT, AIR, SEA & LAND--1.33%
          540    Allied Holdings Inc.*.........           7,762
          304    Mark VII Inc.*................           5,662
        4,048    Smithway Motor Xpress
                   Corp.*......................          30,360
          506    US Xpress Enterprises,
                   Inc.*.......................           7,590
          236    USA Truck Inc.*...............           2,744
                                                  -------------
                                                         54,118
                                                  -------------
GAS/WATER UTILITY--1.09%
          500    Aquarion Co. .................          20,500
          500    E'town Corp. .................          23,688
                                                  -------------
                                                         44,188
                                                  -------------
HEAVY MACHINERY--1.25%
          337    Avondale Industries Inc.*.....           9,773
          202    Gehl Co.*.....................           3,106
          202    Manitowoc Company Inc. .......           8,963
        3,042    Titan International Inc. .....          28,899
                                                  -------------
                                                         50,741
                                                  -------------
HOUSEHOLD PRODUCTS--0.19%
        1,450    Ultralife Batteries Inc.*.....           7,522
                                                  -------------
INDUSTRIAL PARTS--1.31%
        5,329    Powell Industries Inc.*.......          53,290
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--6.29%
          843    Artesyn Technologies Inc.*....          11,802
        1,282    Childrens Comprehensive
                   Services, Inc.*.............          18,108
        4,089    Cornell Corrections Inc.*.....          77,691
        1,732    Correctional Services
                   Corp.*......................          21,433
        3,204    FTI Consulting Inc.*..........          10,814
          500    SCB Computer Technology,
                   Inc.*.......................           4,938
        5,033    Wackenhut Corp. ..............         110,411
                                                  -------------
                                                        255,197
                                                  -------------
INFORMATION & COMPUTER SERVICES--2.40%
          405    Barra Inc.*...................           9,568
        2,152    Box Hill Systems Corp.*.......          11,567
        2,530    Lanvision Systems Inc.*.......           3,479
        2,897    Pomeroy Computer Resources,
                   Inc.*.......................          65,182
          506    Right Management Consultants,
                   Inc.*.......................           7,464
                                                  -------------
                                                         97,260
                                                  -------------
LEISURE--0.55%
          500    Activision, Inc.*.............           5,563
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

LEISURE--(CONCLUDED)
        1,393    Meade Instruments Corp.*......   $      16,977
                                                  -------------
                                                         22,540
                                                  -------------
LONG DISTANCE & PHONE COMPANIES--0.61%
        1,383    Norstan Inc.*.................          24,548
                                                  -------------
MANUFACTURING-GENERAL--1.04%
          506    International Comfort Products
                   Corp.*......................           4,048
        2,277    Watsco Inc. ..................          38,140
                                                  -------------
                                                         42,188
                                                  -------------
MEDICAL PRODUCTS--3.71%
        2,429    American Science &
                   Engineering, Inc.*..........          27,934
        4,063    Chronimed Inc.*...............          52,565
          579    Conmed Corp.*.................          19,107
        1,113    ICU Medical Inc.*.............          24,486
        1,000    Minntech Corp. ...............          15,500
          843    Young Innovations Inc.*.......          11,064
                                                  -------------
                                                        150,656
                                                  -------------
MEDICAL PROVIDERS--8.78%
        8,580    Counsel Corp.*................          67,568
        3,002    Curative Health Services,
                   Inc.*.......................         100,567
        3,016    Hooper Holmes Inc. ...........          87,464
        2,385    Physicians Specialty Corp.*...          19,974
        4,995    Stericycle Inc.*..............          80,544
                                                  -------------
                                                        356,117
                                                  -------------
MINING & METALS--2.63%
        1,012    Atchinson Casting Corp.*......           9,361
        1,886    Texas Industries Inc. ........          50,804
        4,548    Wyman Gordon Co.*.............          46,617
                                                  -------------
                                                        106,782
                                                  -------------
MOTOR VEHICLES--1.05%
        2,024    Keystone Automotive Industries
                   Inc.*.......................          42,378
                                                  -------------
OIL REFINING--0.42%
        4,175    Kaneb Services Inc. ..........          16,961
                                                  -------------
OIL SERVICES--0.29%
        1,686    Pride International Inc.*.....          11,907
                                                  -------------
OTHER INSURANCE--2.45%
          879    Capital Re Corp. .............          17,635
          422    Landamerica Financial Group,
                   Inc.*.......................          23,553
        1,299    Medical Assurance Inc.*.......          42,951
          337    MFC Bancorp Ltd. .............           3,075
          540    Philadelphia Consolidated
                   Holding Corp.*..............          12,218
                                                  -------------
                                                         99,432
                                                  -------------

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--(CONCLUDED)
PRINTING-COMMERCIAL--0.13%
          300    America Bank Note Holographic,
                   Inc.*.......................   $       5,250
                                                  -------------
PUBLISHING--0.14%
          337    CCC Information Services
                   Group, Inc.*................           5,813
                                                  -------------
RAILROADS--0.45%
          843    Greenbrier Companies Inc. ....          11,907
          202    Motivepower Industries
                   Inc.*.......................           6,502
                                                  -------------
                                                         18,409
                                                  -------------
REAL PROPERTY--4.93%
          236    Beazer Homes Inc.*............           5,900
        2,200    Cameron Ashley Building
                   Products, Inc.*.............          28,737
          337    Crossmann Community Inc.*.....           9,310
          324    M.D.C. Holdings, Inc. ........           6,926
          742    Newhall Land & Farming Co. ...          19,292
        4,225    Nobility Homes Inc.*..........          54,133
        1,096    NVR Inc.*.....................          52,265
          911    Schottenstein Homes Inc. .....          20,042
          100    US Home Corp.*................           3,325
                                                  -------------
                                                        199,930
                                                  -------------
RESTAURANTS--0.26%
          472    Foodmaker Inc.*...............          10,414
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

SEMICONDUCTOR--0.46%
          500    Bell Microproducts Inc.*......   $       4,625
          500    Smart Modular Technologies,
                   Inc.*.......................          13,875
                                                  -------------
                                                         18,500
                                                  -------------
SPECIALTY RETAIL--10.54%
        6,768    Central Garden & Pet Co.*.....          97,290
        3,360    DM Management Co.*............          63,840
        2,000    Inacom Corp.*.................          29,750
          438    Jo-Ann Stores Inc.*...........           6,077
        1,425    K-Swiss Inc. .................          38,297
        1,100    Micro Warehouse Inc.*.........          37,194
        1,855    Movado Group Inc. ............          49,389
        1,759    Musicland Stores Inc.*........          26,275
          202    National Vision Associates
                   Ltd.*.......................           1,086
        5,984    Piercing Pagoda Inc.*.........          58,344
        1,057    Transport World Entertainment
                   Corp.*......................          20,149
                                                  -------------
                                                        427,691
                                                  -------------
TOBACCO--0.58%
          675    Universal Corp. ..............          23,709
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.62%
        1,383    Davel Communications Inc.*....          25,240
                                                  -------------
Total Common Stocks (cost--$3,181,610).........       3,934,534
                                                  -------------

 PRINCIPAL
  AMOUNT                                          MATURITY         INTEREST
   (000)                                            DATES            RATES
-----------                                     -------------    -------------

U.S. GOVERNMENT OBLIGATIONS@--2.46%
  $  100       U.S. Treasury Bills
                 (cost--$99,748).............       01/21/99            3.850%           99,748
                                                                                  -------------

REPURCHASE AGREEMENT--4.68%
     190       Repurchase Agreement dated
                 12/31/98 with State Street
                 Bank & Trust Company,
                 collateralized by $187,860
                 U.S. Treasury Notes, 6.000%
                 due 08/15/99
                 (value--$193,965); proceeds:
                 $190,084 (cost--$190,000)...       01/04/99            4.000           190,000
                                                                                  -------------
Total Investments
  (cost--$3,471,358)--104.12%................                                         4,224,282
Liabilities in excess of other
  assets--(4.12)%............................                                          (167,113)
                                                                                  -------------
Net Assets--100.00%..........................                                     $   4,057,169
                                                                                  -------------
                                                                                  -------------

---------------

*          Non-income producing security
@          Interest rate shown is discount rate at date of purchase.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1998

ASSETS
Investments, at value (cost--$3,471,358)...............................................................  $4,224,282
Cash...................................................................................................       4,294
Receivable for investments sold........................................................................     116,085
Dividends receivable...................................................................................         969
Other assets...........................................................................................          83
                                                                                                         ----------
Total assets...........................................................................................   4,345,713
                                                                                                         ----------

LIABILITIES
Dividends payable......................................................................................     199,842
Payable for investments purchased......................................................................      85,209
Payable to investment adviser and administrator........................................................       3,378
Accrued expenses and other liabilities.................................................................         115
                                                                                                         ----------
Total liabilities......................................................................................     288,544
                                                                                                         ----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding--272,338 (unlimited amount authorized)......   3,302,199
Accumulated net realized gains from investment transactions............................................       2,046
Net unrealized appreciation of investments.............................................................     752,924
                                                                                                         ----------
Net assets.............................................................................................  $4,057,169
                                                                                                         ----------
                                                                                                         ----------
Net asset value, offering price and redemption value per share.........................................      $14.90
                                                                                                         ----------
                                                                                                         ----------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                  FOR THE PERIOD
                                                                                                                      ENDED
                                                                                                                DECEMBER 31, 1998+
                                                                                                                ------------------

INVESTMENT INCOME:
Interest......................................................................................................     $      3,322
Dividends.....................................................................................................            2,452
                                                                                                                     ----------
                                                                                                                          5,774
                                                                                                                     ----------

EXPENSES:
Investment advisory and administration........................................................................            8,635
Legal and audit...............................................................................................            4,963
Trustees' fees................................................................................................            1,025
Custody and accounting........................................................................................              518
Reports and notices to shareholders...........................................................................              430
Transfer agency fees and related service expenses.............................................................              500
Other expenses................................................................................................              706
                                                                                                                     ----------
                                                                                                                         16,777
                                                                                                                     ----------
Net investment loss...........................................................................................          (11,003)
                                                                                                                     ----------

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investments...........................................................................          212,891
Net change in unrealized appreciation/depreciation of investments.............................................          752,924
                                                                                                                     ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS................................................          965,815
                                                                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................................................     $    954,812
                                                                                                                     ----------
                                                                                                                     ----------

---------------

+          For the period September 28, 1998 (commencement of operations) through December 31, 1998.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  FOR THE PERIOD
                                                                                                                       ENDED
                                                                                                                   DECEMBER 31,
                                                                                                                       1998+
                                                                                                                 -----------------
FROM OPERATIONS:
Net investment loss............................................................................................    $     (11,003)
Net realized gains from investments............................................................................          212,891
Net change in unrealized appreciation/depreciation of investments..............................................          752,924
                                                                                                                 -----------------
Net increase in net assets resulting from operations...........................................................          954,812
                                                                                                                 -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain from investment transactions.................................................................         (199,842)
                                                                                                                 -----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...........................................................................        3,305,568
Cost of shares repurchased.....................................................................................           (3,369)
                                                                                                                 -----------------
Net increase in net assets from beneficial interest transactions...............................................        3,302,199
                                                                                                                 -----------------
Net increase in net assets.....................................................................................        4,057,169

NET ASSETS:
Beginning of period............................................................................................                0
                                                                                                                 -----------------
End of period..................................................................................................    $   4,057,169
                                                                                                                 -----------------
                                                                                                                 -----------------

-------------

+          For the period September 28, 1998 (commencement of operations) through December 31, 1998.

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--Small Cap Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of each Portfolio are offered only to insurance company separate accounts that fund certain variable contracts.

  The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

  Prior to the commencement of operations on September 28, 1998, the Portfolio had no activity other than the sale of one share for a total amount of $12.00 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins as the primary market for the Portfolio. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") (other than short-term debt securities described below) are valued at the last available sales price, or last bid price available if no sale occurs on Nasdaq prior to the time of valuation. When market quotations are unavailable, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or appraisals derived from information concerning these securities or similar securities received from recognized dealers in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt obligations with sixty days or less remaining to maturity, unless the Fund's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Trustees has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is accrued at an annual rate of 1.00% of the Portfolio's average daily net assets.

SECURITIES LENDING

  The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

  For the period ended December 31, 1998 the Fund did not have any securities on loan.

NOTES TO FINANCIAL STATEMENTS

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the period September 28, 1998 (commencement of operations) through December 31, 1998, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at December 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At December 31, 1998, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)....  $  857,213
Gross depreciation (investments having an excess of cost over value)....    (104,289)
                                                                          ----------
Net unrealized appreciation of investments..............................  $  752,924
                                                                          ----------
                                                                          ----------

  For the period ended December 31, 1998, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $3,625,769 and $657,141, respectively.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

  To reflect reclassifications arising from permanent "book/tax" differences for the period ended December 31, 1998, the Portfolio's accumulated net investment loss was reduced by $11,003 and the accumulated net realized gains were reduced by $11,003.

SHARES OF BENEFICIAL INTEREST

  There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                                                                     FOR THE PERIOD
                                                                                                         ENDED
                                                                                                   DECEMBER 31, 1998+
                                                                                                   ------------------
Shares sold......................................................................................         272,563
Shares redeemed..................................................................................            (225)
                                                                                                         --------
Net increase.....................................................................................         272,338
                                                                                                         --------
                                                                                                         --------

-------------

+          For the period September 28, 1998 (commencement of operations) through December 31, 1998.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                      FOR THE PERIOD
                                                          ENDED
                                                    DECEMBER 31, 1998+
                                                    ------------------
Net asset value, beginning of period..............       $ 12.00
                                                         -------
Net investment loss...............................         (0.04)
Net realized and unrealized gains from
 investments......................................          3.67
                                                         -------
Net increase from investment operations...........          3.63
                                                         -------
Distributions from net realized gains from
 investments......................................         (0.73)
                                                         -------
Net asset value, end of period....................       $ 14.90
                                                         -------
                                                         -------
Total investment return (1).......................         30.36%
                                                         -------
                                                         -------
Ratios/Supplemental Data:
Net assets, end of period (000's).................       $ 4,057
Expenses to average net assets....................          1.94%*
Net investment loss to average net assets.........         (1.27)%*
Portfolio turnover rate...........................            17%

-----------------

+          For the period September 28, 1998 (commencement of operations) through December 31, 1998.
*          Annualized
(1)        Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return has not been annualized.

MITCHELL HUTCHINS SERIES TRUST--SMALL CAP PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust - Small Cap Portfolio

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust - Small Cap Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust) (the "Fund") as of December 31, 1998 and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 28, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust - Small Cap Portfolio at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for period September 28, 1998 through December 31, 1998, in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

New York, New York
February 11, 1999

ANNUAL REPORT



MITCHELL
HUTCHINS SERIES
TRUST


SMALL CAP
PORTFOLIO



DECEMBER 31, 1998


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